Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified					12 Months Ended																				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Natural gas gathering and processing facilities [Member] Nonregulated [Member]	Dec. 31, 2011 Natural gas gathering and processing facilities [Member] Nonregulated [Member]	Dec. 31, 2012 Natural gas gathering and processing facilities [Member] Nonregulated [Member] Minimum [Member]		Dec. 31, 2012 Natural gas gathering and processing facilities [Member] Nonregulated [Member] Maximum		Dec. 31, 2012 Natural gas transmission facilities [Member] Regulated [Member]		Dec. 31, 2011 Natural gas transmission facilities [Member] Regulated [Member]	Dec. 31, 2012 Construction in Progress [Member] Regulated [Member]		Dec. 31, 2011 Construction in Progress [Member] Regulated [Member]		Dec. 31, 2012 Construction in Progress [Member] Nonregulated [Member]		Dec. 31, 2011 Construction in Progress [Member] Nonregulated [Member]		Dec. 31, 2012 Other Capitalized Property Plant and Equipment [Member] Regulated [Member]		Dec. 31, 2011 Other Capitalized Property Plant and Equipment [Member] Regulated [Member]	Dec. 31, 2012 Other Capitalized Property Plant and Equipment [Member] Nonregulated [Member]	Dec. 31, 2011 Other Capitalized Property Plant and Equipment [Member] Nonregulated [Member]	Dec. 31, 2012 Other Capitalized Property Plant and Equipment [Member] Nonregulated [Member] Minimum [Member]		Dec. 31, 2012 Other Capitalized Property Plant and Equipment [Member] Nonregulated [Member] Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life					5 years	[1]	40 years	[1]																	3 years	[1]	45 years	[1]
Property, Plant, and Equipment, Depreciation rate, Minimum									1.01%	[1]										0.18%	[1]
Property, Plant, and Equipment, Depreciation Rate, Maximum									6.82%	[1]										33.33%	[1]
Property, Plant and Equipment, Gross	$ 21,062	$ 18,060	$ 7,000	$ 6,024					$ 9,963		$ 9,593	$ 337	[2]	$ 199	[2]	$ 1,599	[2]	$ 353	[2]	$ 1,418		$ 1,391	$ 745	$ 500
Accumulated depreciation and amortization	(6,775)	(6,238)
Property, plant, and equipment - net	$ 14,287	$ 11,822

[1]	Estimated useful life and depreciation rates are presented as of December 31, 2012. Depreciation rates for regulated assets are prescribed by the FERC.
[2]	Construction in progress balances not yet subject to depreciation